Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 5,216
Amortization	1,112	$ 1,008
Ending balance	4,925	5,216
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	363
Ending balance	296	363
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,258
Ending balance	1,916	2,258
Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,998
Ending balance	2,006	1,998
Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	324
Ending balance	417	324
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	273
Ending balance	290	273
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,370	8,317
Additions	852	830
Acquisitions		3,094
Fully amortized intangibles	(1,729)	(50)
Foreign exchange and other	23	179
Ending balance	11,516	12,370
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	850	521
Acquisitions		311
Foreign exchange and other	2	18
Ending balance	852	850
Gross carrying amount [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,553	978
Acquisitions		2,453
Foreign exchange and other	10	122
Ending balance	3,563	3,553
Gross carrying amount [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,071	6,237
Additions	22	58
Acquisitions		103
Transfers	688	672
Fully amortized intangibles	(1,696)	(29)
Foreign exchange and other	11	30
Ending balance	6,096	7,071
Gross carrying amount [member] | Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	324	259
Additions	782	739
Transfers	(688)	(672)
Foreign exchange and other	(1)	(2)
Ending balance	417	324
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	572	322
Additions	48	33
Acquisitions		227
Fully amortized intangibles	(33)	(21)
Foreign exchange and other	1	11
Ending balance	588	572
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(7,154)	(6,124)
Amortization	1,112	1,008
Write-downs	26	9
Fully amortized intangibles	(1,729)	(50)
Foreign exchange and other	28	63
Ending balance	(6,591)	(7,154)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(487)	(435)
Amortization	62	44
Write-downs	4
Foreign exchange and other	3	8
Ending balance	(556)	(487)
Accumulated depreciation and amortisation [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,295)	(978)
Amortization	342	291
Foreign exchange and other	10	26
Ending balance	(1,647)	(1,295)
Accumulated depreciation and amortisation [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,073)	(4,422)
Amortization	676	646
Write-downs	22	9
Fully amortized intangibles	(1,696)	(29)
Foreign exchange and other	15	25
Ending balance	(4,090)	(5,073)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(299)	(289)
Amortization	32	27
Fully amortized intangibles	(33)	(21)
Foreign exchange and other		4
Ending balance	$ (298)	$ (299)